Post-employment Benefits (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unified Plan
Disclosure of defined benefit plans [line items]
Average age of inactive participants	68 years 7 months 6 days
Plan III
Disclosure of defined benefit plans [line items]
Average age of inactive participants	68 years 2 months 1 day
Plan III
Disclosure of defined benefit plans [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer	R$ 50,115	R$ 64,825